Subsequent Events - Summary of Disposal of Treasury Shares (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	Jan. 20, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure of Disposal of Treasury Shares [Line Items]
Number of treasury shares to be disposed		218,833,144	80,745,711	80,745,711
Price of the treasury shares to be disposed per share (in won)		₩ 100		₩ 500
Aggregate disposal value		₩ 57,017	₩ 300,000
Classification of assets as held for sale [member]
Disclosure of Disposal of Treasury Shares [Line Items]
Number of treasury shares to be disposed	413,080
Price of the treasury shares to be disposed per share (in won)	₩ 56,300
Aggregate disposal value	₩ 23,256
Disposal date	Jan. 24, 2022
Purpose of disposal	Allotment of shares as bonus payment
Method of disposal	Over-the-counter